CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net income (loss)	$ 426,699	$ (626,653)
Mine restoration provisions settled (Note 13)	(3,134)	(2,088)
Non-cash charges, net (Note 22)	805,682	1,289,104
Delivery into prepaid sales (Note 19)	(288,792)	0
Proceeds from prepaid sales (Note 19)	0	500,023
Changes in non-cash working capital (Note 22)	189,886	(155,179)
Changes in long-term inventory	(109,705)	(55,413)
Changes in long-term value added tax receivables	(124,800)	(72,190)
Cash provided by operating activities	895,836	877,604
Financing activities
Interest and commitment fees paid	(18,447)	(11,648)
Common shares issued in flow-through financing (Note 14)	13,920	10,073
Common shares issued on exercise of stock options (Note 14)	66,083	3,122
Repurchase of common shares (Note 14)	(9,849)	0
Dividends paid (Note 14)	(103,444)	(184,632)
Principal payments on lease arrangements (Note 12)	(22,078)	(6,531)
Distributions to non-controlling interests (Note 15)	(29,914)	(122,869)
Realized loss on derivative instruments (Note 17)	(36,846)	0
Other	(21)	923
Cash provided (used) by financing activities	58,646	(69,072)
Investing activities
Purchases of long-term investments (Note 8)	(25,850)	(16,576)
Purchase of shares in associate (Note 10)	(4,800)	(9,089)
Purchases of short-term investments (Note 6)	(45,041)	(16,361)
Redemptions of short-term investments (Note 6)	54,949	5,386
Funding of reclamation deposits (Note 11)	(10,915)	(5,797)
Cash proceeds on sale of investment in associate (Note 10)	0	100,302
Cash proceeds on sale of long-term investments (Note 8)	0	92,564
Cash proceeds from sale of mining interest (Note 9)	0	7,500
Other	1,746	(2,840)
Cash used by investing activities	(892,740)	(763,301)
Increase in cash and cash equivalents	61,742	45,231
Effect of exchange rate changes on cash and cash equivalents	(18,289)	(15,155)
Cash and cash equivalents, beginning of year	336,971	306,895
Cash and cash equivalents, end of year	380,424	336,971
Convertible senior secured notes
Financing activities
Loan facilities draw downs	445,913	0
Revolving Credit Facility
Financing activities
Loan facilities draw downs	195,869	445,753
Loan facilities repayments	(450,000)	(200,000)
Equipment loans
Financing activities
Loan facilities draw downs	21,463	7,779
Loan facilities repayments	(14,003)	(11,042)
Fekola Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(222,670)	(257,776)
Masbate Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(41,257)	(29,763)
Otjikoto Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(24,005)	(28,842)
Goose Mine | Mineral Properties
Investing activities
Expenditures on mining interests:	(471,453)	(515,391)
Fekola Regional Properties
Investing activities
Expenditures on mining interests, projects	(20,845)	(16,861)
Gramalote Project
Investing activities
Expenditures on mining interests, projects	(31,920)	(17,128)
Other exploration (Note 22)
Investing activities
Expenditures on mining interests, projects	$ (50,679)	$ (52,629)